AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.6%
Communication Services - 15.6%
Activision Blizzard, Inc.	50,798	$4,247,729
Alphabet, Inc., Class A*	6,404	17,255,770
Facebook, Inc., Class A*	48,350	17,227,105
Netflix, Inc.*	32,412	16,775,479

Total Communication Services		55,506,083
Consumer Discretionary - 16.9%
Amazon.com, Inc.*	8,568	28,510,791
DR Horton, Inc.	45,047	4,298,835
Five Below, Inc.*	86,309	16,780,196
The TJX Cos., Inc.	150,304	10,342,418

Total Consumer Discretionary		59,932,240
Consumer Staples - 2.1%
Costco Wholesale Corp.	17,393	7,474,120
Financials - 2.9%
BlackRock, Inc.	4,217	3,656,856
CME Group, Inc.	31,642	6,712,217

Total Financials		10,369,073
Health Care - 12.2%
Amgen, Inc.	21,367	5,160,985
Charles River Laboratories International, Inc.*	19,989	8,133,924
Danaher Corp.	56,871	16,918,554
Thermo Fisher Scientific, Inc.	24,259	13,100,103

Total Health Care		43,313,566
Industrials - 4.9%
Waste Connections, Inc.	137,378	17,404,419
Information Technology - 42.9%
Adobe, Inc.*	25,018	15,551,939
	Shares	Value

Analog Devices, Inc.[1]	63,198	$10,580,609
Apple, Inc.	198,552	28,960,795
Fidelity National Information Services, Inc.	79,536	11,854,841
Mastercard, Inc., Class A	46,235	17,843,936
Microsoft Corp.	118,402	33,733,914
Texas Instruments, Inc.	86,665	16,520,082
Visa, Inc., Class A1	70,208	17,298,549

Total Information Technology		152,344,665
Materials - 2.1%
Linde PLC (United Kingdom)	23,965	7,366,601

Total Common Stocks (Cost $245,556,093)		353,710,767
Short-Term Investments - 0.4%
Other Investment Companies - 0.4%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%[2]	486,054	486,054
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%[2]	486,053	486,053
JPMorgan U.S. Government Money Market Fund, IM Shares, 0.03%[2]	500,782	500,782

Total Short-Term Investments (Cost $1,472,889)		1,472,889
Total Investments - 100.0% (Cost $247,028,982)		355,183,656
Other Assets, less Liabilities - (0.0)%		(148,498)
Net Assets - 100.0%		$355,035,158

*	Non-income producing security.
[1]	Some of these securities, amounting to $13,142,271 or 3.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2021, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG Montrusco Bolton Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$353,710,767	—	—	$353,710,767
Short-Term Investments
Other Investment Companies	1,472,889	—	—	1,472,889
Total Investments in Securities	$355,183,656	—	—	$355,183,656

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2021, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$13,142,271	—	$13,466,396	$13,466,396
The following table summarizes the securities received as collateral for securities lending at July 31, 2021:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-8.000%	08/15/21-08/15/50
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.